Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Minimum percentage of elgible compensation	1.00%
Maximum percentage of elgible compensation	100.00%
Percentage of contributions of employees salary deferrals up	25.00%
Maximum contribution amount per each employee	$ 2,500
Employee contributions	$ 0	$ 37,000